Aetos Capital Distressed In
Strategies
Fund: 20%
Aetos Capital Opportunities Fund: 10%
Aetos Capital
Multi-Strategy
Arbitrage Fund: 15%
Aetos Capital Long/Short Strategies Fund: 55

Return Objective (net of fees)[3] : 8-10% pa
Average Annualized Return[4] : 7.04%

Volatility Objective[3]: 4-6% pa
Annualized Standard Deviation[4]: 2.97%

Product Name:                                   Aetos Capital Prime Portfolio                                                                                                                            As of
March 31, 2008

Product Description:                The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to Aetos Capital’s 1940 Act SEC-registered Hedge
Funds of Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

As of April 1, 2008:

-

-

-

-9.45%

0.53

11.31%

8.79%

11.33%

5.86%

-5.07%

S&P 500 DRI
Index

-

-

-

0.18

Beta: MSCI World Index

-

-

-9.06%

0.82

11.62%

12.25%

15.96%

9.64%

-3.25%

MSCI  World
Index

-2.44%

-

-2.61%

Largest Calendar Qtr. Drawdown

0.61

-

1.44

Sharpe Ratio

From Inception through 3/31/08:

-

-

0.15

Beta:  S&P 500 DRI Index

-

-

-0.09

Beta: Lehman Aggregate Bond Index

3.57%

0.44%

2.97%

Annualized Standard Deviation

4.95%

2.78%

7.04%

Average Annualized Return

4.58%

2.95%

7.56%

5 Year Annualized Return

7.67%

3.61%

2.01%

1 Year Annualized Return

5.48%

4.03%

6.55%

3 Year Annualized Return

Lehman Aggregate
Bond Index

90-Day Treasury
Bills

Aetos Capital Prime
Portfolio

Investment Returns:

As of 3/31/08:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                       Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Aetos Capital Hedge Fund of Fund Allocation

Strategy Allocation1

Historical Strategy Allocation

Convertible Arbitrage: 1%

Number of Managers = 45             Median Position Size = 1.7%

Number of Strategies = 16             Average Position Size = 2.1%

Top 20 Holdings = 67.5%               Maximum Position Size = 5.1%

Hedged-Equity/

Market Neutral: 33%

Activist: 4%

Short-biased Credit: 2%

Short-biased Equity: 5%

Relative Value: 4%

Directional Equity: 13%

Credit Arbitrage: 1%

Distressed Multi-Strategy: 9%

Distressed Liquid: 5%

Distressed Core: 6%

Fixed Income Arbitrage: 4%

Merger / Event-Driven Arbitrage:
6%

Capital Structure Arbitrage: 2%

Real Asset Equity: 4%

Special Situations: 1%

0%

10%

20%

30%

40%

50%

60%

70%

80%

90%

100%

Oct-02

Jan-03

Apr-03

Jul-03

Oct-03

Jan-04

Apr-04

Jul-04

Oct-04

Jan-05

Apr-05

Jul-05

Oct-05

Jan-06

Apr-06

Jul-06

Oct-06

Jan-07

Apr-07

Jul-07

Oct-07

Jan-08

Apr-08

Capital Structure Arbitrage

Convertible Arbitrage

Merger / Event Driven Arbitrage

Statistical Arbitrage

Fixed Income Arbitrage

Distressed Core

Distressed Liquid

Distressed Multi-Strategy

Credit Arbitrage

Directional Equity

Relative Value

Short-biased Equity

Short-biased Credit

Activist

Hedged-Equity/Market Neutral

Special Situations

Real Assets Equity

Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Single-Strategy Funds

- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund

- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios

- Tactical allocations to the Aetos Capital Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client [illegible] return and volatility goals

Separate Accounts

- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds

- Portable Alpha Special Purpose Vehicle – [illegible] Vehicles
- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2  Return Objective - These figures represent estimated return targets based on historical market patterns. There is no assurance that these objectives will be met in an actual portfolio. Volatility Objective – Estimate of the volatility over a full market cycle.  This assumes at least one difficult or crisis period when the volatility and correlation of returns would increase.

3  Performance figures shown for the period of September 1, 2002 through March 31, 2008 are of the Aetos Capital Prime Portfolio and are net of an investment advisory fee of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  Aetos Capital formalized the Aetos Capital Prime Portfolio in April
2007.  The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the current allocations.  For periods prior to the inception of the Aetos Capital Opportunities Fund in August 2005, the weightings to the three Aetos Capital Funds then in existence are increased pro rata.  During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations today, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile A)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP 875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

                                                                    Aetos Capital Prime Portfolio                                                                                                                                   As of
March 31, 2008

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year (2 Years for Aetos Capital Opportunities Fund)

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

1.00% (0.75% on $25mm+)

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

Historical Exposures

3.43%

8.24%

0.57%

-0.10%

1.60%

1.06%

-1.42%

-0.63%

0.40%

1.69%

1.52%

1.10%

0.50%

1.71%

2007

-

-2.61%

-

-

-

-

-

-

-

-

-

-1.55%

1.33%

-2.37%

2008

2.41%

9.31%

1.11%

1.49%

0.99%

0.20%

0.69%

0.35%

0.15%

-0.57%

0.94%

1.27%

0.34%

2.00%

2006

2.35%

6.72%

1.36%

0.68%

-0.83%

0.75%

0.65%

1.20%

0.81%

0.78%

-0.51%

0.28%

1.26%

0.12%

2005

Standard Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

1.14%

0.95%

0.51%

0.34%

-0.67%

-

-

-

-

-

-

-

-

2002

2.07%

10.98%

1.09

1.12%

1.42%

0.60%

0.79%

0.37%

1.30%

1.70%

1.69%

0.21%

-0.02%

0.21%

2003

2.61%

5.93%

1.02%

1.57%

0.69%

0.66%

0.00%

-0.18%

0.36%

-0.10%

-0.68%

-0.12%

0.72%

1.85%

2004

Investment Performance3 (US$)